Note 25 - Subsequent Events (Details Textual) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 18, 2017 USD ($)	Jan. 17, 2017 USD ($)	Jun. 01, 2015 USD ($)
Number of Businesses Acquired		10	9	9
Payments to Acquire Businesses, Gross		$ 82,073	$ 44,108	$ 91,559
Revolving Credit Facility [Member] | Syndicate of Banks [Member]
Line of Credit Facility, Maximum Borrowing Capacity							$ 525,000
Americas [Member]
Number of Businesses Acquired		6
EMEA [Member]
Number of Businesses Acquired		4
Subsequent Event [Member]
Number of Businesses Acquired	3
Payments to Acquire Businesses, Gross	$ 66,400
Subsequent Event [Member] | Revolving Credit Facility [Member] | Syndicate of Banks [Member]
Line of Credit Facility, Maximum Borrowing Capacity					$ 700,000	$ 525,000
Subsequent Event [Member] | Americas [Member]
Number of Businesses Acquired	1
Subsequent Event [Member] | EMEA [Member]
Number of Businesses Acquired	2